TAXATION	12 Months Ended
Dec. 31, 2022
TAXATION
TAXATION

6.    TAXATION

The Company and its subsidiaries file separate income tax returns.

Cayman Islands

Under the current laws of the Cayman Islands, the Company and its subsidiaries in Cayman Islands are not subject to tax on its income or capital gains. In addition, upon any payment of dividends by the Company, no Cayman Islands withholding tax is imposed. 10% withholding income tax is levied on the guarantee payment from JinkoPower (Note 26).

British Virgin Islands

Under the current laws of the British Virgin Islands(“BVI”), the Company’s subsidiary in BVI is not subject to tax on its income or capital gains. In addition, upon any payment of dividends by the Company, no British Virgin Islands withholding tax is imposed.

People’s Republic of China

On March 16, 2007, the National People’s Congress approved the Corporate Income Tax Law of the People’s Republic of China (the “CIT Law”) with effective on January 1, 2008. The CIT Law enacted a statutory income tax rate of 25%.

Jiangxi Jinko, Zhejiang Jinko, Haining Jinko, Jinko Yiwu, Shangrao Jinko and Zhejiang New Materials were designated by the relevant local authorities as “High and New Technology Enterprises” under the CIT Law. Zhejiang Jinko has successfully renewed this qualification for 2021, 2022 and 2023. Jiangxi Jinko and Haining Jinko have successfully renewed this qualification for 2022, 2023 and 2024. Jinko Yiwu was designated by the relevant local authorities as a “High and New Technology Enterprise” in 2021, and will enjoy the preferential tax rate of 15% in 2022 and 2023. Shangrao Jinko and Zhejiang New Materials were designated by the relevant local authorities as a “High and New Technology Enterprise” in 2022, and will enjoy the preferential tax rate of 15% in 2023 and 2024. Xinjiang Jinko was designated by the relevant local authorities as an “Enterprise in the Encouraged Industry” and was subject to a preferential tax rate of 15% till 2030. It was also designated by the relevant local authorities as a “High and New Technology Enterprise” in 2020, and was subject to the preferential tax rate of 15% in 2021 and 2022. Jinko Leshan, Jinko Sichuan, Jinko Qinghai and Jinko Chuxiong was designated by the relevant local authorities as an “Enterprise in the Encouraged Industry” and was subject to a preferential tax rate of 15% till 2030.

Under the CIT Law, 10% withholding income tax (“WHT”) will be levied on foreign investors for dividend distributions from foreign invested enterprises’ profit earned after January 1, 2008. For certain treaty jurisdictions such as Hong Kong which has signed double tax arrangement with the PRC, the applicable WHT rate could be reduced to 5% if foreign investors directly hold at least 25% shares of invested enterprises at any time throughout the 12-month period preceding the entitlement to the dividends and they are also qualified as beneficial owners to enjoy the treaty benefit. Deferred income taxes are not provided on undistributed earnings of the Company’s subsidiaries that are intended to be permanently reinvested in China.

Since Jiangxi Jinko’s initial pubic offering in 2022 (Note 24), the Group provided withholding income tax for the earnings of Jiangxi Jinko, which are expected to be distributed in the future based on its distribution plan. As of December 31, 2022, the Group recognised deferred tax liabilities of RMB52 million, related to the cumulative undistributed earnings of Jiangxi Jinko.

The cumulative undistributed earnings of the Company’s PRC subsidiaries intended to be permanently reinvested totaled RMB3,879 million, RMB4,928 million and RMB6,635 million as of December 31, 2020, 2021 and 2022 respectively, and the amount of the unrecognized deferred tax liability, calculated based on the 10% rate, on the indefinitely reinvested earnings was RMB388 million, RMB493 million and RMB663 million as of December 31, 2020, 2021, 2022 respectively.

Hong Kong

The Company’s subsidiaries established in Hong Kong are subject to Hong Kong profit tax at a rate of 16.5% on its assessable profit.

Japan

Jinko Japan is incorporated in Japan and is subject to corporate income tax at 37.6%.

Korea

Jinko Korea is incorporated in Korea and is subject to corporate income tax at 22% in 2021 and 10% in 2022.

European Countries

Jinko Switzerland is incorporated in Switzerland and according to its current business model where it employs limited staff and generates income exclusively from trading activities conducted outside Switzerland, is subject to a combined federal, cantonal and communal tax rate of 11.6% in 2020, 9.57% in 2021 and 10% in 2022.

Jinko GMBH is incorporated in Germany and is subject to Germany profit tax rate of approximately 33% on the assessable profit.

Jinko Italy is incorporated in Italy and is subject to corporate income tax at 27.9%.

Jinko Portugal is incorporated in Portugal and is subject to corporate income tax at 22.5%.

Jinko Denmark is incorporated in Denmark and is subject to corporate income tax at 22%.

United States

Jinko US, Jinko US holding, and Jinko Solar (U.S.) Industries are Delaware incorporated corporations that are subject to U.S. federal corporate income tax on taxable incomes at a rate of 21% for taxable years beginning after December 31, 2017 and at differing tax rates of various states ranged from 0.75% to 9.99%.

Malaysia

The Income Tax Act 1967 of Malaysia, revised in 1971, enacted a statutory income tax rate of 24%. Nevertheless, Malaysia offers a wide range of tax incentives, including tax exemptions, capital allowances, and enhanced tax deductions, to attract foreign direct investment. Incorporated in Malaysia, Jinko Malaysia is entitled to a five year 100% tax exemption, approved in February 2017 and retrospectively effective from August 2015, under the pioneer status (PS) incentive scheme as a company engaged in producing high technology products identified by the Malaysian Investment Development Authority (MIDA). The tax exemption was expired in August 2020 and Jinko Malaysia is subject to corporate income tax at 24% from August 2020.

Canada

Jinko Canada is incorporated in Canada and is subject to a federal corporate income tax of 15% and provinces and territories income tax of 12%.

Australia

Jinko Australia is incorporated in Australia and is subject to corporate income tax at 30%.

Brazil

Jinko Brazil is incorporated in Brazil and is subject to corporate income tax at 34%.

Mexico

Jinko Mexico is incorporated in Mexico and is subject to corporate income tax at 30%.

Argentina

Cordillera Solar I, S.A., the wholly owned solar power project subsidiary, is incorporated in Argentina and is subject to corporate income tax at 35%.

Composition of Income Tax Expense

Income/(loss) before income taxes for the years ended December 31, 2020, 2021 and 2022 were taxed within the following jurisdictions (RMB in thousands):

	For the year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Cayman Islands	(784,811)	199,956	(639,136)
PRC	444,368	1,120,667	2,743,467
Other countries	906,815	(230,720)	(127,622)
Income before income taxes	566,372	1,089,903	1,976,709

For the year ended December 31, 2022, loss before income taxes of Cayman Islands subsidiaries was mainly due to the charge of share-based compensation expenses. Increase in the income before taxes of PRC subsidiaries was mainly attributable to the higher profits generated by the Group’s subsidiaries in the PRC.

The current and deferred positions of income tax expense included in the consolidated statement of operations for the years ended December 31, 2020, 2021 and 2022 are as follows (RMB in thousands):

	For the year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Current income tax (expenses)/benefits
PRC	26,473	(280,877)	(867,937)
Other countries	(110,726)	(175,633)	(58,014)
Total current income tax expenses	(84,253)	(456,510)	(925,951)
Deferred tax (expenses)/benefits
PRC	(7,436)	77,741	457,266
Other countries	(86,722)	184,629	(136,593)
Total deferred tax (expenses)/benefits	(94,158)	262,370	320,673
Income tax expenses, net	(178,411)	(194,140)	(605,278)

Reconciliation of the differences between statutory tax rate and the effective tax rate

Reconciliation between the statutory CIT rate of 25% and the Company’s effective tax rate from continuing operations is as follows:

	For the year ended December 31,
	2020	2021	2022
	%	%	%
Statutory CIT rate	25.0	25.0	25.0
Effect of permanent differences:
—Share-based compensation expenses	0.1	0.1	3.2
—Change in fair value of convertible senior notes and call options	32.0	(4.4)	0.2
—Accrued payroll and welfare expenses	0.4	0.1	0.1
—Change of enacted tax rate	(7.2)	2.1	1.6
—Other non-deductible expenses including tax preferences	(6.6)	(1.8)	3.4
Difference in tax rate of subsidiaries outside the PRC	(3.1)	2.2	3.9
Effect of tax holiday for subsidiaries	(7.8)	(12.9)	(12.1)
Change in valuation allowance	(1.3)	7.4	5.3
Effective tax rate	31.5	17.8	30.6

Other tax preferences in 2020, 2021 and 2022 was mainly due to the additional income tax deduction amounting of RMB83 million, RMB74 million and RMB107 million for R&D costs approved by local tax bureau in the second quarter of 2020, 2021 and 2022, respectively.

The aggregate amount and per share effect of reduction of CIT for certain PRC subsidiaries as a result of tax holidays are as follows (RMB in thousands, except for per share data):

	For the year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
The aggregate amount of effect*	44,191	140,235	239,268
Per share effect—basic	0.25	0.74	1.21
Per share effect—diluted **	0.25	0.68	1.19

* Increase of the aggregated amount of effect in 2022 was mainly attributable to more profit generated by the Group’s PRC subsidiaries with preferential tax rates.

**Due to the dilutive impact of call option in 2020, the denominator for diluted earnings per share is less than that for the basic earnings per share (Note 20). Therefore, the Company used the basic denominator for both of the basic and diluted effect to calculate above per share effect of tax holidays in 2020.

Significant components of deferred tax assets/liability (RMB in thousands)

	As of December 31,
	2021	2022
	RMB	RMB
Net operating losses	473,367	529,522
Accrued warranty costs	216,938	373,064
Provision for inventories, accounts receivable, other receivable	101,595	230,019
Timing difference for subsidiary income	15,235	166,857
Other temporary differences	24,953	69,183
Impairment for property, plant and equipment and project assets	100,860	35,491
Total deferred tax assets	932,948	1,404,136
Less: Valuation allowance	(217,124)	(243,141)
Less: Deferred tax liabilities in the same tax jurisdiction	(344,057)	(456,751)
Deferred tax assets	371,767	704,244

Timing difference for project assets, property, plant and equipment	(375,499)	(478,515)
Timing difference for refund of countervailing duties	(144,923)	(90,864)
Deferred tax liabilities related to cumulative distributable earnings in Jiangxi Jinko	—	(52,173)
Other temporary differences	(6,638)	(30,007)
Total deferred tax liabilities	(527,060)	(651,559)
Less: Deferred tax assets in the same tax jurisdiction	344,057	456,751
Deferred tax liabilities	(183,003)	(194,808)

Movement of valuation allowance (RMB in thousands)

	For the year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
At beginning of year	(144,317)	(136,847)	(217,124)
Current year additions	(37,426)	(88,667)	(216,260)
Utilization and reversal of valuation allowances	44,896	8,390	111,296
Decrease of valuation allowances related to the disposal of a subsidiary	—	—	78,947
At end of year	(136,847)	(217,124)	(243,141)

Valuation allowances were determined by assessing both positive and negative evidence and have been provided on the net deferred tax asset due to the uncertainty surrounding its realization. As of December 31, 2020, 2021 and 2022, valuation allowances of RMB137 million, RMB217 million and RMB243 million were provided against deferred tax assets because it was more likely than not that such portion of deferred tax will not be realized based on the Group’s estimate of future taxable incomes of all its subsidiaries. If events occur in the future that allow the Group to realize more of its deferred tax assets than the presently recorded amount, an adjustment to the valuation allowances will result in a non-cash income statement benefit when those events occur. Due to the strong financial performance and profitable condition of certain subsidiaries, the Company has determined that the future taxable income of those subsidiaries is sufficient to realize the benefits of such deferred tax assets. As a result, the Company reversed the valuation allowance of RMB45 million, RMB8 million and RMB111 million in 2020, 2021 and 2022.